5. GROUP STRUCTURE (Details 6) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Disclosure of group structure [Line Items]
Interests in associates		$ 46	$ 74
Interests in joint ventures		503	437
Interests in associates and joint ventures		549	511
Investments in joint ventures and associates	[1]	(2)	(4)
Compania Inversora en Transmision Electrica Citelec S.A. [member]
Disclosure of group structure [Line Items]
Interests in joint ventures		85	88
CT Barragan S.A. [member]
Disclosure of group structure [Line Items]
Interests in joint ventures		178	114
Greenwind S.A. [member]
Disclosure of group structure [Line Items]
Investments in joint ventures and associates	[1]	(2)	(4)
Compania de Inversiones de Energia S.A. [member]
Disclosure of group structure [Line Items]
Interests in joint ventures		240	235
Refineria del Norte S.A. [member]
Disclosure of group structure [Line Items]
Interests in associates		19	20
Oleoducto de Crudos Pesados Ltd [member]
Disclosure of group structure [Line Items]
Interests in associates		2	33
Transportadora de Gas del Sur S.A. [member]
Disclosure of group structure [Line Items]
Interests in associates		$ 25	$ 21

[1]	The company receives financial assistance from partners.